-----------------------------
                                                   |       OMB APPROVAL        |
                                                   |---------------------------|
                                                   | OMB Number:     3235-0006 |
                                                   | Expires: October 31, 2000 |
                                                   | Estimated average         |
                                                   |   burden hours            |
                                                   |   per response ..... 24.7 |
                                                   -----------------------------


               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: December 31, 2001
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  Adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York               February 14, 2002

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   246

Form 13F Information Table Value Total:   $147,461 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2

                                  FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
         Col. 1                     Col. 2         Col. 3       Col. 4        Col. 5       Col. 6     Col. 7          Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                              Fair Market     Shares or  Investment   Other  -----------------------
Name of Issuer                  Title of Class   CUSIP No.   Val (x$1000)      Prn Amt   Discretion  Managers     Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                   Com       00184A 10 5        272         8,475     Shared-Def    2,3       8,475
AOL Time Warner Inc                   Com       00184A 10 5        653        20,350     Shared-Def             20,350
AOL Time Warner Inc                   Com       00184A 10 5        186         5,800     Shared-Def  1,2,3       5,800
AOL Time Warner Inc                   Com       00184A 10 5        400        12,475     Shared-Def  2,3,5      12,475
A T & T                               Com       001957 10 9        295        16,262     Shared-Def    2,3      16,262
Abbott Labs                           Com       002824 10 0        195         3,500     Shared-Def    2,3       3,500
Abbott Labs                           Com       002824 10 0        552         9,900     Shared-Def              9,900
Abbott Labs                           Com       002824 10 0        167         3,300     Shared-Def  1,2,3       3,300
Abbott Labs                           Com       002824 10 0        368         6,600     Shared-Def  2,3,5       6,600
Affiliated Computer Services          Com        008190100         127         1,200     Shared-Def    2,3       1,200
Affiliated Computer Services          Com        008190100         425         4,000     Shared-Def              4,000
Affiliated Computer Services          Com        008190100         127         1,200     Shared-Def  1,2,3       1,200
Affiliated Computer Services          Com        008190100         265         2,500     Shared-Def  2,3,5       2,500
Aflac Inc                             Com        001055102          25         1,000     Shared-Def    2,3       1,000
Aflac Inc                             Com        001055102         354        14,400     Shared-Def             14,400
Aflac Inc                             Com        001055102         103         4,200     Shared-Def  1,2,3       4,200
Aflac Inc                             Com        001055102         246        10,000     Shared-Def  2,3,5      10,000
Ambac Finl Group Inc                  Com        023139108         556         9,600     Shared-Def              9,600
Ambac Finl Group Inc                  Com        023139108         162         2,800     Shared-Def  1,2,3       2,800
Ambac Finl Group Inc                  Com        023139108         405         7,000     Shared-Def  2,3,5       7,000
American Intl Group Inc               Com       026874 10 7        331         4,170     Shared-Def    2,3       4,170
Amgen Inc                             Com        031162100          85         1,500     Shared-Def    2,3       1,500
Amgen Inc                             Com        031162100         254         4,500     Shared-Def              4,500
Amgen Inc                             Com        031162100          85         1,500     Shared-Def  1,2,3       1,500
Amgen Inc                             Com        031162100         141         2,500     Shared-Def  2,3,5       2,500
Analog Devices Inc              4.75% Conv '05  032654 AD 7      2,366     2,500,000     Shared-Def  2,3,5   2,500,000
Analog Devices Inc              4.75% Conv '05  032654 AD 7      2,957     3,125,000     Shared-Def    2,3   3,125,000
Analog Devices Inc              4.75% Conv '05  032654 AD 7      4,022     4,250,000     Shared-Def          4,250,000
Analog Devices Inc              4.75% Conv '05  032654 AD 7        118       125,000     Shared-Def  1,2,3     125,000
Apple Computer Inc                    Com        037833100         217         9,894     Shared-Def    2,3       9,894
Applebees Intl Inc                    Com       037899 10 1        492        14,400     Shared-Def             14,400
Applebees Intl Inc                    Com       037899 10 1        144         4,200     Shared-Def  1,2,3       4,200
Applebees Intl Inc                    Com       037899 10 1        308         9,000     Shared-Def  2,3,5       9,000
BP PLC                                ADR        055622104         284         6,106     Shared-Def    2,3       6,106
Bank New York Inc                     Com       064057 10 2          8           200     Shared-Def    2,3         200
Bank New York Inc                     Com       064057 10 2        556        13,600     Shared-Def             13,600
Bank New York Inc                     Com       064057 10 2        164         4,000     Shared-Def  1,2,3       4,000
Bank New York Inc                     Com       064057 10 2        315         7,700     Shared-Def  2,3,5       7,700
Bed Bath & Beyond Inc                 Com       075896 10 0        159         4,700     Shared-Def    2,3       4,700
Bed Bath & Beyond Inc                 Com       075896 10 0        647        19,100     Shared-Def             19,100
Bed Bath & Beyond Inc                 Com       075896 10 0        190         5,600     Shared-Def  1,2,3       5,600
Bed Bath & Beyond Inc                 Com       075896 10 0        420        12,400     Shared-Def  2,3,5      12,400
Cardinal Health Inc                   Com        14149Y108          32           500     Shared-Def    2,3         500
Cardinal Health Inc                   Com        14149Y108         388         6,000     Shared-Def              6,000
Cardinal Health Inc                   Com        14149Y108         116         1,800     Shared-Def  1,2,3       1,800
Cardinal Health Inc                   Com        14149Y108         226         3,500     Shared-Def  2,3,5       3,500
Charter Communications Inc Del  5.75% Conv '05  16117M AB 3      1,567     1,550,000     Shared-Def  2,3,5   1,550,000
Charter Communications Inc Del  5.75% Conv '05  16117M AB 3        834       825,000     Shared-Def    2,3     825,000
Charter Communications Inc Del  5.75% Conv '05  16117M AB 3      4,424     4,375,000     Shared-Def          4,375,000
Charter Communications Inc Del  5.75% Conv '05  16117M AB 3        253       250,000     Shared-Def  1,2,3     250,000
Charter Communications Inc Del  4.75% Conv '06  16117M AC 1      1,091     1,200,000     Shared-Def  2,3,5   1,200,000
Charter Communications Inc Del  4.75% Conv '06  16117M AC 1        114       125,000     Shared-Def    2,3     125,000
Charter Communications Inc Del  4.75% Conv '06  16117M AC 1      6,682     7,000,000     Shared-Def          7,000,000
Charter Communications Inc Del  4.75% Conv '06  16117M AC 1      2,696     2,825,000     Shared-Def  1,2,3   2,825,000
Citigroup Inc                         Com       172967 10 1        914        18,113     Shared-Def    2,3      18,113
Citigroup Inc                         Com       172967 10 1        772        15,300     Shared-Def             15,300
Citigroup Inc                         Com       172967 10 1        227         4,500     Shared-Def  1,2,3       4,500
Citigroup Inc                         Com       172967 10 1        515        10,200     Shared-Def  2,3,5      10,200
Coca Cola Co                          Com        191216100         651        13,800     Shared-Def    2,3      13,800
Colgate Palmolive Co                  Com       194162 10 3        150         2,600     Shared-Def    2,3       2,600
Colgate Palmolive Co                  Com       194162 10 3        520         9,000     Shared-Def              9,000
Colgate Palmolive Co                  Com       194162 10 3        156         2,700     Shared-Def  1,2,3       2,700
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
         Col. 1                     Col. 2         Col. 3       Col. 4        Col. 5       Col. 6     Col. 7          Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                              Fair Market     Shares or  Investment   Other  -----------------------
Name of Issuer                  Title of Class   CUSIP No.   Val (x$1000)      Prn Amt   Discretion  Managers     Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co                  Com       194162 10 3        329         5,700     Shared-Def  2,3,5       5,700
Commscope Inc                    4.% Conv '06   203372 AB 3      2,471     3,050,000     Shared-Def  2,3,5   3,050,000
Commscope Inc                    4.% Conv '06   203372 AB 3      1,377     1,700,000     Shared-Def    2,3   1,700,000
Commscope Inc                    4.% Conv '06   203372 AB 3      3,949     4,875,000     Shared-Def          4,875,000
Commscope Inc                    4.% Conv '06   203372 AB 3        304       375,000     Shared-Def  1,2,3     375,000
Cree Inc                              Com       225447 10 1        227         7,700     Shared-Def              7,700
Cree Inc                              Com       225447 10 1         68         2,300     Shared-Def  1,2,3       2,300
Cree Inc                              Com       225447 10 1        147         5,000     Shared-Def  2,3,5       5,000
Dominion Res Inc Va New               Com       25746U 10 9        102         1,700     Shared-Def    2,3       1,700
Dominion Res Inc Va New               Com       25746U 10 9        366         6,100     Shared-Def              6,100
Dominion Res Inc Va New               Com       25746U 10 9        108         1,800     Shared-Def  1,2,3       1,800
Dominion Res Inc Va New               Com       25746U 10 9        252         4,200     Shared-Def  2,3,5       4,200
Duke Energy Corp                      Com       264399 10 6        228         5,800     Shared-Def    2,3       5,800
Duke Energy Corp                      Com       264399 10 6        530        13,500     Shared-Def             13,500
Duke Energy Corp                      Com       264399 10 6        157         4,000     Shared-Def  1,2,3       4,000
Duke Energy Corp                      Com       264399 10 6        342         8,700     Shared-Def  2,3,5       8,700
Elan PLC                              ADR       284131 20 8         18           400     Shared-Def    2,3         400
Elan PLC                              ADR       284131 20 8        811        18,006     Shared-Def             18,006
Elan PLC                              ADR       284131 20 8        236         5,229     Shared-Def  1,2,3       5,229
Elan PLC                              ADR       284131 20 8        518        11,506     Shared-Def  2,3,5      11,506
Electronic Data Sys New               Com       285661 10 4        144         2,100     Shared-Def    2,3       2,100
Electronic Data Sys New               Com       285661 10 4        809        11,800     Shared-Def             11,800
Electronic Data Sys New               Com       285661 10 4        240         3,500     Shared-Def  1,2,3       3,500
Electronic Data Sys New               Com       285661 10 4        548         8,000     Shared-Def  2,3,5       8,000
Express Scripts Inc                   Com        302182100         313         6,700     Shared-Def              6,700
Express Scripts Inc                   Com        302182100         117         2,500     Shared-Def  1,2,3       2,500
Express Scripts Inc                   Com        302182100         210         4,500     Shared-Def  2,3,5       4,500
Exxon Mobil Corp                      Com       30231G 10 2         22           560     Shared-Def    2,3         560
Exxon Mobil Corp                      Com       30231G 10 2        570        14,500     Shared-Def             14,500
Exxon Mobil Corp                      Com       30231G 10 2        169         4,300     Shared-Def  1,2,3       4,300
Exxon Mobil Corp                      Com       30231G 10 2        342         8,700     Shared-Def  2,3,5       8,700
Federal Home Ln Mtg Corp              Com       313400 30 1        150         2,300     Shared-Def    2,3       2,300
Federal Home Ln Mtg Corp              Com       313400 30 1        602         9,200     Shared-Def              9,200
Federal Home Ln Mtg Corp              Com       313400 30 1        170         2,600     Shared-Def  1,2,3       2,600
Federal Home Ln Mtg Corp              Com       313400 30 1        379         5,800     Shared-Def  2,3,5       5,800
Fifth Third Bancorp                   Com       316773 10 0        123         2,000     Shared-Def    2,3       2,000
Fifth Third Bancorp                   Com       316773 10 0        554         9,000     Shared-Def              9,000
Fifth Third Bancorp                   Com       316773 10 0        166         2,700     Shared-Def  1,2,3       2,700
Fifth Third Bancorp                   Com       316773 10 0        369         6,000     Shared-Def  2,3,5       6,000
First Data Corp                       Com       319963 10 4         94         1,200     Shared-Def    2,3       1,200
First Data Corp                       Com       319963 10 4        692         8,800     Shared-Def              8,800
First Data Corp                       Com       319963 10 4        205         2,600     Shared-Def  1,2,3       2,600
First Data Corp                       Com       319963 10 4        425         5,400     Shared-Def  2,3,5       5,400
Genentech Inc                         Com        368710406          70         1,300     Shared-Def    2,3       1,300
Genentech Inc                         Com        368710406         135         2,500     Shared-Def              2,500
Genentech Inc                         Com        368710406          38           700     Shared-Def  1,2,3         700
Genentech Inc                         Com        368710406          81         1,500     Shared-Def  2,3,5       1,500
General Dynamics Corp                 Com       369550 10 8         16           200     Shared-Def    2,3         200
General Dynamics Corp                 Com       369550 10 8        502         6,300     Shared-Def              6,300
General Dynamics Corp                 Com       369550 10 8        151         1,900     Shared-Def  1,2,3       1,900
General Dynamics Corp                 Com       369550 10 8        334         4,200     Shared-Def  2,3,5       4,200
General Elec Co                       Com        369604103         170         4,250     Shared-Def    2,3       4,250
General Elec Co                       Com        369604103         401        10,000     Shared-Def             10,000
General Elec Co                       Com        369604103         100         2,500     Shared-Def  1,2,3       2,500
General Elec Co                       Com        369604103         240         6,000     Shared-Def  2,3,5       6,000
General Mls Inc                       Com       370334 10 4         21           400     Shared-Def    2,3         400
General Mls Inc                       Com       370334 10 4        473         9,100     Shared-Def              9,100
General Mls Inc                       Com       370334 10 4        140         2,700     Shared-Def  1,2,3       2,700
General Mls Inc                       Com       370334 10 4        322         6,200     Shared-Def  2,3,5       6,200
Genzyme Corp                          Com        372917104         120         2,000     Shared-Def    2,3       2,000
Genzyme Corp                          Com        372917104         419         7,000     Shared-Def              7,000
Genzyme Corp                          Com        372917104         150         2,500     Shared-Def  1,2,3       2,500
Genzyme Corp                          Com        372917104         269         4,500     Shared-Def  2,3,5       4,500
HealthSouth Corp                3.25% Conv '03  421924 AF 8      3,206     3,375,000     Shared-Def  2,3,5   3,375,000
HealthSouth Corp                3.25% Conv '03  421924 AF 8      5,771     6,075,000     Shared-Def    2,3   6,075,000
HealthSouth Corp                3.25% Conv '03  421924 AF 8      5,415     5,700,000     Shared-Def          5,700,000
HealthSouth Corp                3.25% Conv '03  421924 AF 8        333       350,000     Shared-Def  1,2,3     350,000
Hilton Hotels Corp                5% Conv '06   432848 AL 3      1,773     2,000,000     Shared-Def  2,3,5   2,000,000
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
         Col. 1                     Col. 2         Col. 3       Col. 4        Col. 5       Col. 6     Col. 7          Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                              Fair Market     Shares or  Investment   Other  -----------------------
Name of Issuer                  Title of Class   CUSIP No.   Val (x$1000)      Prn Amt   Discretion  Managers     Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp                5% Conv '06   432848 AL 3      2,437     2,750,000     Shared-Def    2,3   2,750,000
Hilton Hotels Corp                5% Conv '06   432848 AL 3      2,659     3,000,000     Shared-Def          3,000,000
Hilton Hotels Corp                5% Conv '06   432848 AL 3        222       250,000     Shared-Def  1,2,3     250,000
Hot Topic Inc                         Com       441339 10 8        113         3,600     Shared-Def    2,3       3,600
Hot Topic Inc                         Com       441339 10 8        417        13,300     Shared-Def             13,300
Hot Topic Inc                         Com       441339 10 8        122         3,900     Shared-Def  1,2,3       3,900
Hot Topic Inc                         Com       441339 10 8        248         7,900     Shared-Def  2,3,5       7,900
Household Intl Inc                    Com       441815 10 7        388         6,700     Shared-Def              6,700
Household Intl Inc                    Com       441815 10 7        116         2,000     Shared-Def  1,2,3       2,000
Household Intl Inc                    Com       441815 10 7        243         4,200     Shared-Def  2,3,5       4,200
Intel Corp                            Com        458140100         295         9,394     Shared-Def    2,3       9,394
International Business Machs          Com       459200 10 1      3,023        24,988     Shared-Def    2,3      24,988
International Business Machs          Com       459200 10 1        714         5,900     Shared-Def              5,900
International Business Machs          Com       459200 10 1        206         1,700     Shared-Def  1,2,3       1,700
International Business Machs          Com       459200 10 1        448         3,700     Shared-Def  2,3,5       3,700
Ivax Corp                             Com        465823102         332        16,500     Shared-Def    2,3      16,500
J P Morgan Chase & Co                 Com        46625H100         462        12,696     Shared-Def    2,3      12,696
Johnson & Johnson                     Com       478160 10 4        290         4,914     Shared-Def    2,3       4,914
Johnson & Johnson                     Com       478160 10 4        746        12,646     Shared-Def             12,646
Johnson & Johnson                     Com       478160 10 4        223         3,772     Shared-Def  1,2,3       3,772
Johnson & Johnson                     Com       478160 10 4        494         8,362     Shared-Def  2,3,5       8,362
Key Energy Svcs Inc                 5% '04      492914 AF 3      1,024     1,125,000     Shared-Def          1,125,000
Key Energy Svcs Inc                 5% '04      492914 AF 3        116       127,000     Shared-Def    2,3     127,000
Key Energy Svcs Inc                 5% '04      492914 AF 3        910     1,000,000     Shared-Def          1,000,000
Kohls Corp                            Com       500255 10 4        169         2,400     Shared-Def    2,3       2,400
Kohls Corp                            Com       500255 10 4        564         8,000     Shared-Def              8,000
Kohls Corp                            Com       500255 10 4        169         2,400     Shared-Def  1,2,3       2,400
Kohls Corp                            Com       500255 10 4        345         4,900     Shared-Def  2,3,5       4,900
LSI Logic Corp                    4% Conv '05   502161 AE 2      2,270     2,675,000     Shared-Def  2,3,5   2,675,000
LSI Logic Corp                    4% Conv '05   502161 AE 2      1,103     1,300,000     Shared-Def    2,3   1,300,000
LSI Logic Corp                    4% Conv '05   502161 AE 2      4,095     4,925,000     Shared-Def          4,925,000
LSI Logic Corp                    4% Conv '05   502161 AE 2        318       375,000     Shared-Def  1,2,3     375,000
Lauder Estee Cos Inc                  Com       518439 10 4         91         2,840     Shared-Def    2,3       2,840
Lauder Estee Cos Inc                  Com       518439 10 4        696        21,700     Shared-Def             21,700
Lauder Estee Cos Inc                  Com       518439 10 4        205         6,400     Shared-Def  1,2,3       6,400
Lauder Estee Cos Inc                  Com       518439 10 4        458        14,300     Shared-Def  2,3,5      14,300
MBNA Corp                             Com       55262L 10 0        425        12,100     Shared-Def             12,100
MBNA Corp                             Com       55262L 10 0        127         3,600     Shared-Def  1,2,3       3,600
MBNA Corp                             Com       55262L 10 0        278         7,900     Shared-Def  2,3,5       7,900
MGIC Invt Corp Wis                    Com       552848 10 3         25           400     Shared-Def    2,3         400
MGIC Invt Corp Wis                    Com       552848 10 3        204         3,300     Shared-Def              3,300
MGIC Invt Corp Wis                    Com       552848 10 3         56           900     Shared-Def  1,2,3         900
MGIC Invt Corp Wis                    Com       552848 10 3        136         2,200     Shared-Def  2,3,5       2,200
Mellon Finl Corp                      Com        58551A108         244         6,494     Shared-Def    2,3       6,494
Micron Technology Inc                 Com        595112103         519        16,749     Shared-Def    2,3      16,749
Microsoft Corp                        Com        594918104         319         4,814     Shared-Def    2,3       4,814
Minnesota Mng & Mfg Co                Com        604059105         236         1,997     Shared-Def    2,3       1,997
Motorola Inc                          Com        620076109         234        15,588     Shared-Def    2,3      15,588
National Semiconductor Corp           Com        637640103         339        11,000     Shared-Def    2,3      11,000
Nextel Communications Inc             Com        65332V103         267        24,394     Shared-Def    2,3      24,394
Omnicare Inc                          Com        681904108         336        13,500     Shared-Def             13,500
Omnicare Inc                          Com        681904108          75         3,000     Shared-Def  1,2,3       3,000
Omnicare Inc                          Com        681904108         199         8,000     Shared-Def  2,3,5       8,000
Omnicare Inc                      5% Conv '07   681904 AD 0      3,942     4,250,000     Shared-Def  2,3,5   4,250,000
Omnicare Inc                      5% Conv '07   681904 AD 0      4,661     5,025,000     Shared-Def    2,3   5,025,000
Omnicare Inc                      5% Conv '07   681904 AD 0      5,913     6,375,000     Shared-Def          6,375,000
Omnicare Inc                      5% Conv '07   681904 AD 0        325       350,000     Shared-Def  1,2,3     350,000
Park Pl Entmt Corp                    Com        700690100         103        11,200     Shared-Def    2,3      11,200
Paychex Inc                           Com       704326 10 7         11           300     Shared-Def    2,3         300
Paychex Inc                           Com       704326 10 7        491        14,000     Shared-Def             14,000
Paychex Inc                           Com       704326 10 7        144         4,100     Shared-Def  1,2,3       4,100
Paychex Inc                           Com       704326 10 7        263         7,500     Shared-Def  2,3,5       7,500
Pepsico Inc                           Com        713448108         509        10,446     Shared-Def    2,3      10,446
Pfizer Inc                            Com       717081 10 3        905        22,705     Shared-Def    2,3      22,705
Pfizer Inc                            Com       717081 10 3        729        18,300     Shared-Def             18,300
Pfizer Inc                            Com       717081 10 3        215         5,400     Shared-Def  1,2,3       5,400
Pfizer Inc                            Com       717081 10 3        462        11,600     Shared-Def  2,3,5      11,600
Pharmacia Corp                        Com       71713U 10 2        453        10,622     Shared-Def    2,3      10,622
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
         Col. 1                     Col. 2         Col. 3       Col. 4        Col. 5       Col. 6     Col. 7          Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                              Fair Market     Shares or  Investment   Other  -----------------------
Name of Issuer                  Title of Class   CUSIP No.   Val (x$1000)      Prn Amt   Discretion  Managers     Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                        Com       71713U 10 2        277         6,500     Shared-Def              6,500
Pharmacia Corp                        Com       71713U 10 2         98         2,300     Shared-Def  1,2,3       2,300
Pharmacia Corp                        Com       71713U 10 2        175         4,100     Shared-Def  2,3,5       4,100
Phillip Morris Cos Inc                Com        718154107         321         6,998     Shared-Def    2,3       6,998
Proctor & Gamble Co                   Com        742718109         696         8,799     Shared-Def    2,3       8,799
SBC Communications Inc                Com       78387G 10 3        110         2,800     Shared-Def    2,3       2,800
SBC Communications Inc                Com       78387G 10 3        176         4,500     Shared-Def              4,500
SBC Communications Inc                Com       78387G 10 3         51         1,300     Shared-Def  1,2,3       1,300
SBC Communications Inc                Com       78387G 10 3        172         4,400     Shared-Def  2,3,5       4,400
Safeway Inc                           Com       786514 20 8         21           500     Shared-Def    2,3         500
Safeway Inc                           Com       786514 20 8      1,065        25,500     Shared-Def             25,500
Safeway Inc                           Com       786514 20 8        313         7,500     Shared-Def  1,2,3       7,500
Safeway Inc                           Com       786514 20 8        685        16,400     Shared-Def  2,3,5      16,400
Southwest Bancorporation Tex          Com       84476R 10 9         15           500     Shared-Def    2,3         500
Southwest Bancorporation Tex          Com       84476R 10 9        454        15,000     Shared-Def             15,000
Southwest Bancorporation Tex          Com       84476R 10 9        133         4,400     Shared-Def  1,2,3       4,400
Southwest Bancorporation Tex          Com       84476R 10 9        333        11,000     Shared-Def  2,3,5      11,000
Steinway Musical Instrs Inc           Com       858495 10 4        342        20,575     Shared-Def  2,3,5      20,575
Sungard Data Sys Inc                  Com        867363103         116         4,000     Shared-Def    2,3       4,000
Sungard Data Sys Inc                  Com        867363103         405        14,000     Shared-Def             14,000
Sungard Data Sys Inc                  Com        867363103         119         4,100     Shared-Def  1,2,3       4,100
Sungard Data Sys Inc                  Com        867363103         246         8,500     Shared-Def  2,3,5       8,500
Tyco Intl Ltd New                     Com       902124 10 6        432         7,340     Shared-Def    2,3       7,340
Tyco Intl Ltd New                     Com       902124 10 6        866        14,700     Shared-Def             14,700
Tyco Intl Ltd New                     Com       902124 10 6        253         4,300     Shared-Def  1,2,3       4,300
Tyco Intl Ltd New                     Com       902124 10 6        565         9,600     Shared-Def  2,3,5       9,600
United Parcel Service Inc             Com        911312106         226         4,150     Shared-Def    2,3       4,150
United Technologies Corp              Com       913017 10 9        162         2,500     Shared-Def    2,3       2,500
United Technologies Corp              Com       913017 10 9        750        11,600     Shared-Def             11,600
United Technologies Corp              Com       913017 10 9        213         3,300     Shared-Def  1,2,3       3,300
United Technologies Corp              Com       913017 10 9        485         7,500     Shared-Def  2,3,5       7,500
Unitedhealth Group Inc                Com       91324P 10 2        106         1,500     Shared-Def    2,3       1,500
Unitedhealth Group Inc                Com       91324P 10 2        545         7,700     Shared-Def              7,700
Unitedhealth Group Inc                Com       91324P 10 2        156         2,200     Shared-Def  1,2,3       2,200
Unitedhealth Group Inc                Com       91324P 10 2        318         4,500     Shared-Def  2,3,5       4,500
Viacom Inc                           Cl B       925524 30 8        322         7,301     Shared-Def    2,3       7,301
Viacom Inc                           Cl B       925524 30 8        561        12,700     Shared-Def             12,700
Viacom Inc                           Cl B       925524 30 8        163         3,700     Shared-Def  1,2,3       3,700
Viacom Inc                           Cl B       925524 30 8        331         7,500     Shared-Def  2,3,5       7,500
Wal Mart Stores Inc                   Com       931142 10 3        167         2,900     Shared-Def    2,3       2,900
Wal Mart Stores Inc                   Com       931142 10 3        581        10,100     Shared-Def             10,100
Wal Mart Stores Inc                   Com       931142 10 3        173         3,000     Shared-Def  1,2,3       3,000
Wal Mart Stores Inc                   Com       931142 10 3        374         6,500     Shared-Def  2,3,5       6,500
Washington Mut Inc                    Com       939322 10 3        149         4,550     Shared-Def              4,550
Washington Mut Inc                    Com       939322 10 3         33         1,000     Shared-Def  1,2,3       1,000
Washington Mut Inc                    Com       939322 10 3         98         3,000     Shared-Def  2,3,5       3,000
Waste Mgmt Inc Del                4% Conv '02   94106L AA 7         96        96,000     Shared-Def  2,3,5      96,000
Waste Mgmt Inc Del                4% Conv '02   94106L AA 7         60        60,000     Shared-Def    2,3      60,000
------------------------------------------------------------------------------------------------------------------------------------
                                                               147,651
------------------------------------------------------------------------------------------------------------------------------------
